CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (49,341)	$ (70,538)
Items not requiring (providing) cash
Amortization	32,345	33,177
Stock-based compensation (note 11(a))	19,940	12,930
Deferred income taxes (note 10)	(1,150)	8,711
Impairment (note 20)	0	877
Gain on sale of Automotive business (note 5(c))	(27,137)	0
Unrealized foreign exchange loss (gain)	(8,808)	1,122
Other	43	1,218
Changes in non-cash working capital
Accounts receivable	1,232	37,965
Inventories	10,997	(3,712)
Prepaids and other	7,646	(8,611)
Accounts payable and accrued liabilities	7,771	(12,069)
Deferred revenue	(1,305)	5,792
Cash flows provided by (used in) operating activities	(7,767)	6,862
Investing activities
Additions to property and equipment	(18,952)	(16,494)
Additions to intangible assets	(3,023)	(3,779)
Proceeds from sale of property and equipment	281	98
Proceeds from sale of iTank business (note 5(a))	144,156	500
Proceeds from sale of investment	0	3,303
Acquisitions, net of cash acquired:
M2M Group (note 5(a))	18,391	0
M2M New Zealand (note 5(b))	(3,468)	0
Cash flows provided by (used in) investing activities	100,603	(16,372)
Financing activities
Issuance of common shares, net of issuance cost	1,964	488
Purchase of treasury shares for RSU distribution	(2,802)	(674)
Taxes paid related to net settlement of equity awards	(1,530)	(941)
Proceeds from long-term debt (note 25(b))	9,383	0
Repayment of long-term debt (note 25(b))	(9,383)	0
Decrease in other long-term obligations	(405)	(535)
Cash flows used in financing activities	(2,773)	(1,662)
Effect of foreign exchange rate changes on cash and cash equivalents	2,278	958
Cash, cash equivalents and restricted cash, increase (decrease) in the year	92,341	(10,214)
Cash, cash equivalents and restricted cash, beginning of year	79,083	89,297
Cash, cash equivalents and restricted cash, end of year	$ 171,424	$ 79,083